Debt - Schedule of principal amounts of long-term debt repayable at maturity (Details) $ in Millions	Dec. 31, 2023 USD ($)
Maturities of long-term debt
2024	$ 2,507
2025	187
2026	389
2027	1,062
2028	562
Thereafter	3,037
Total	$ 7,744